Equity reserves and dividends (Details Narrative) - ARS ($)	1 Months Ended			12 Months Ended
	Dec. 23, 2022	Apr. 30, 2021	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity reserves and dividends
Increase in voluntary reserve		$ 19,250,707	$ 18,698,031	$ 0	$ 0
Deallocate of voluntary reserve	$ 4,363,250
Increase In Legal Reserve		$ 1,013,195	$ 905,073	0	$ 0
Unappropriated earnings (loss)				$ 1,428,842